Trade Payables and Other Current Liabilities - Summary of Trade Payables Break Down By Payment Date (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Trade Payable And Other Current Liabilities [Line Items]
Trade payables	€ 19,359	€ 14,602	€ 6,923
Due in 30 days
Trade Payable And Other Current Liabilities [Line Items]
Trade payables	19,156	14,445	6,834
Due in 30 60 days
Trade Payable And Other Current Liabilities [Line Items]
Trade payables	201	€ 158	€ 89
Due in more than 60 days
Trade Payable And Other Current Liabilities [Line Items]
Trade payables	€ 2